Stockholders' Equity - Reverse Stock Split - Additional Information (Detail)	Nov. 06, 2017 $ / shares shares	Jul. 21, 2016 $ / shares shares	Jul. 19, 2016 shares	Sep. 30, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares	Jul. 18, 2016 shares	Dec. 31, 2015 $ / shares shares
Stockholders Equity Note [Line Items]
Reverse stock split ratio		0.0625
Common stock, par value (in dollars per share) | $ / shares		$ 0.01		$ 0.01	$ 0.01		$ 0.01
Common stock, shares authorized (in shares)			500,000,000	500,000,000	500,000,000	170,000,000	500,000,000
Number of fractional shares were issued in connection with the reverse stock split		0
Minimum [Member]
Stockholders Equity Note [Line Items]
Reverse stock split ratio			0.1
Maximum [Member]
Stockholders Equity Note [Line Items]
Reverse stock split ratio			0.05
Subsequent Event [Member]
Stockholders Equity Note [Line Items]
Reverse stock split ratio	0.0029
Subsequent Event [Member] | OTCQB [Member]
Stockholders Equity Note [Line Items]
Reverse stock split ratio	0.0029
Common stock, par value (in dollars per share) | $ / shares	$ 0.01
Number of fractional shares were issued in connection with the reverse stock split	0